CONVERTIBLE NOTES PAYABLE AT FAIR VALUE (Schedule of fair value option) (Details) - USD ($)		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total convertible notes payable at fair value		$ 2,900,000	$ 2,900,000	$ 1,445,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total convertible notes payable at fair value	[1]		998,135	1,527,293
Convertible Notes Payable [Member] | Notes Payable Issue January 3 [Member]
Debt Instrument [Line Items]
Total convertible notes payable at fair value	[1]			436,156
Convertible Notes Payable [Member] | Notes Payable Issue March 4 [Member]
Debt Instrument [Line Items]
Total convertible notes payable at fair value	[1]		998,135	511,137
Convertible Notes Payable [Member] | Notes Payable Issue March 25 [Member]
Debt Instrument [Line Items]
Total convertible notes payable at fair value	[1]			$ 580,000

[1]	All amounts as of December 31, 2021 are recorded in noncurrent liabilities. As of December 31, 2020, this amount is recorded as $580,000 in current liabilities and $947,293 in noncurrent liabilities.